Stock Option and Restricted Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock option and restricted stock plans
Schedule of stock compensation expense for each of the next five years

Stock compensation expense for each of the next five years, based on restricted stock awards granted as of December 31, 2012, is estimated to be as follows:

	2013	2014	2015	2016	2017
	(In thousands)
Stock compensation expense	$6,012	$5,391	$3,734	$1,512	$53

Schedule of stock compensation expense recognized related to restricted stock and stock option awards

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Stock compensation expense:
Included in general and administrative	$763	$1,996	$3,538
Included in cost of services	1,473	1,729	2,139

Total	$2,236	$3,725	$5,677

Holdings
Stock option and restricted stock plans
Summary of stock option grants

	Number of Options Granted	Exercise Price	Fair Value of Common Stock
	(Share amounts in thousands)
February 10, 2010	30	$8.90	$8.90
May 11, 2010	10	8.66	8.66
August 11, 2010	15	6.94	6.94
March 3, 2011	88	7.66	7.66
May 13, 2011	20	9.00	9.00
August 3, 2011	10	7.14	7.14

Summary of restricted stock issuances

The following is a summary of restricted stock issuances from January 1, 2010 through December 31, 2012:

	Number of Shares Issued	Fair Value of Common Stock
	(Share amounts in thousands)
August 11, 2010	30	$6.94
September 13, 2010	1,000	7.48
November 11, 2010	300	6.29
December 17, 2010	50	7.07
August 3, 2011	25	7.14
November 3, 2011	190	8.61
December 15, 2011	350	8.57
March 26, 2012	65	8.33
May 2, 2012	129	8.67
August 7, 2012	38	11.84
October 30, 2012	530	10.75

Holdings | Plans
Stock option and restricted stock plans
Schedule of stock option transactions and other information

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	2,716	$8.09
Granted	7.14 - 9.00	118	7.84
Exercised	3.33 - 8.33	(54)	3.86
Canceled	7.66 - 10.00	(50)	8.40

Balance, December 31, 2011	$3.33 - 10.00	2,730	$8.16
Granted	—	—	—
Exercised	3.33 - 10.00	(280)	6.07
Canceled	7.66 - 10.00	(27)	8.18

Balance, December 31, 2012	$3.33 - 10.00	2,423	$8.40

Schedule of additional information with respect to the outstanding options

Additional information with respect to the outstanding options as of December 31, 2012 for the Plans is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	220	2.14	220
6.00 - 7.00	9	7.61	—
7.01 - 8.00	79	8.22	16
8.01 - 9.00	667	4.35	618
9.01 - 10.00	1,448	6.80	865

Holdings | Director Plan
Stock option and restricted stock plans
Schedule of stock option transactions and other information

	Price Per Share	Shares	Weighted Average Exercise Price
	(Share amounts in thousands)
Balance, January 1, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	—	—	—

Balance, December 31, 2011	$3.33 - 10.00	63	$7.62
Granted	—	—	—
Exercised	3.33 - 8.33	(21)	5.47

Balance, December 31, 2012	$3.33 - 10.00	42	$8.69

Schedule of additional information with respect to the outstanding options

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
	(Share amounts in thousands)
$3.00 - 4.00	6	2.61	6
8.00 - 9.00	9	4.37	9
9.01 - 10.00	27	6.12	19